SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2023
Schedule of the Class A ordinary shares reflected on balance sheet

Class A ordinary shares subject to possible redemption, November 30, 2022	$118,785,342
Less:
Redemption	(92,514,424)
Plus:
Extension funds attributable to ordinary shares subject to redemption	250,000
Class A ordinary shares subject to possible redemption, November 30, 2023	$30,604,459
Less:
Redemption	(28,911,257)
Plus:
Extension funds attributable to ordinary shares subject to redemption	370,000
Accretion of carrying value to redemption value	1,123,400
Class A ordinary shares subject to possible redemption, November 30, 2024	$3,186,602

Schedule of basic and diluted net loss per ordinary share

	For the Year Ended November 30,
	2024		2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$77,369	$112,155	$1,789,153	$621,622
Denominator:
Basic and diluted weighted average ordinary shares outstanding	1,983,273	2,875,000	8,274,829	2,875,000
Basic and diluted net income per ordinary share	$0.04	$0.04	$0.22	$0.22

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Schedule of estimated useful life

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years

Schedule of disaggregated revenues

	June 30, 2024	June 30, 2023
Total gross revenues	$1,535,779	$1,441,933
Less bad debts	(640,255)	-
Total revenues, net	$895,524	$1,441,933

	2023	2022
Total gross revenues	$2,902,759	$2,527,717
Less bad debts	(55,940)	(944,662)
Total revenues, net	$2,846,819	$1,583,055